The reclassification of financial assets due to adoption of IFRS 9 (Details) ₩ in Millions	Jan. 01, 2018 KRW (₩)
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	₩ 413,408,627
Amount remeasured	(111,124)
Carrying value based on the new standard	413,297,503
Changes in retained earnings	343,016
Changes in other comprehensive income	(417,077)
Due from banks
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	20,890,125
Amount reclassified	(902,124)
Carrying value based on the new standard	19,988,001
Due from banks | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	20,890,125
Carrying value based on the new standard	20,890,125
Due from banks | Reclassification to financial assets measured at FVTPL
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	(902,124)
Carrying value based on the new standard	(902,124)
Loans
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	277,876,371
Amount reclassified	(750,342)
Carrying value based on the new standard	277,126,029
Loans | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	277,876,371
Carrying value based on the new standard	277,876,371
Loans | Reclassification to financial assets measured at FVTPL
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	(750,342)
Carrying value based on the new standard	(750,342)
Other financial assets | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	12,090,983
Carrying value based on the new standard	12,090,983
Trading assets | Debt securities
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	23,640,646
Amount reclassified	(23,640,646)
Trading assets | Debt securities | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	23,640,646
Carrying value based on the new standard	23,640,646
Trading assets | Debt securities | Reclassification to financial assets measured at FVTPL
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	(23,640,646)
Carrying value based on the new standard	(23,640,646)
Trading assets | Equity securities
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	4,634,353
Amount reclassified	(4,634,353)
Trading assets | Equity securities | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	4,634,353
Carrying value based on the new standard	4,634,353
Trading assets | Equity securities | Reclassification to financial assets measured at FVTPL
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	(4,634,353)
Carrying value based on the new standard	(4,634,353)
Trading assets | Gold deposits
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	189,297
Amount reclassified	(189,297)
Trading assets | Gold deposits | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	189,297
Carrying value based on the new standard	189,297
Trading assets | Gold deposits | Reclassification to financial assets measured at FVTPL
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	(189,297)
Carrying value based on the new standard	(189,297)
Derivatives
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	3,400,178
Amount reclassified	(51,375)
Carrying value based on the new standard	3,348,803
Derivatives | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	3,400,178
Carrying value based on the new standard	3,400,178
Derivatives | Reclassification to financial assets measured at FVTPL
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	(51,375)
Carrying value based on the new standard	(51,375)
Financial assets designated at FVTPL(IAS39) | Debt securities
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	3,579,057
Amount reclassified	(3,579,057)
Financial assets designated at FVTPL(IAS39) | Debt securities | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	3,579,057
Carrying value based on the new standard	3,579,057
Financial assets designated at FVTPL(IAS39) | Debt securities | Reclassification to financial assets measured at FVTPL
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	(3,426,966)
Carrying value based on the new standard	(3,426,966)
Financial assets designated at FVTPL(IAS39) | Debt securities | Reclassification to financial assets designated at FVTPL
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	(152,091)
Carrying value based on the new standard	(152,091)
Available-for-sale financial assets | Debt securities
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	37,186,552
Amount reclassified	(37,186,552)
Available-for-sale financial assets | Debt securities | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	37,186,552
Carrying value based on the new standard	37,186,552
Available-for-sale financial assets | Debt securities | Reclassification to financial assets measured at FVTPL
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	(528,745)
Carrying value based on the new standard	(528,745)
Available-for-sale financial assets | Debt securities | Reclassification to financial assets measured at FVOCI
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	(36,657,807)
Carrying value based on the new standard	(36,657,807)
Available-for-sale financial assets | Equity securities
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	4,930,385
Amount reclassified	(4,930,385)
Available-for-sale financial assets | Equity securities | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	4,930,385
Carrying value based on the new standard	4,930,385
Available-for-sale financial assets | Equity securities | Reclassification to financial assets measured at FVTPL
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	(4,339,979)
Carrying value based on the new standard	(4,339,979)
Available-for-sale financial assets | Equity securities | Reclassification to financial assets measured at FVOCI
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	(590,405)
Carrying value based on the new standard	(590,405)
HTM financial assets | Debt securities
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	24,990,680
Amount reclassified	(24,990,680)
HTM financial assets | Debt securities | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	24,990,680
Carrying value based on the new standard	24,990,680
HTM financial assets | Debt securities | Reclassification to financial assets measured at FVTPL
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	(565,813)
Carrying value based on the new standard	(565,813)
HTM financial assets | Debt securities | Reclassification to financial assets measured at amortized cost
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	(24,424,867)
Carrying value based on the new standard	(24,424,867)
Financial assets as measured at FVTPL
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	39,029,641
Amount remeasured	(111,124)
Carrying value based on the new standard	38,918,517
Changes in retained earnings	138,559
Changes in other comprehensive income	(212,620)
Financial assets as measured at FVTPL | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	0
Amount remeasured	0
Carrying value based on the new standard	0
Changes in retained earnings	0
Changes in other comprehensive income	0
Financial assets as measured at FVTPL | Transfer from due from banks
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	902,124
Amount remeasured	(68,182)
Carrying value based on the new standard	833,942
Changes in other comprehensive income	(68,182)
Financial assets as measured at FVTPL | Transfer from loans and other receivables
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	750,342
Amount remeasured	30,027
Carrying value based on the new standard	780,369
Changes in retained earnings	30,027
Financial assets as measured at FVTPL | Transfer from trading assets
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	28,464,296
Carrying value based on the new standard	28,464,296
Financial assets as measured at FVTPL | Transfer from financial assets designated at FVTPL
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	3,426,967
Carrying value based on the new standard	3,426,967
Financial assets as measured at FVTPL | Transfer from AFS
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	4,868,724
Amount remeasured	7,708
Carrying value based on the new standard	4,876,432
Changes in retained earnings	108,532
Changes in other comprehensive income	(108,532)
Financial assets as measured at FVTPL | Transfer from HTM
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	565,813
Amount remeasured	(35,907)
Carrying value based on the new standard	529,906
Changes in other comprehensive income	(35,907)
Financial assets as measured at FVTPL | Transfer from derivative assets
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	51,375
Amount remeasured	(42,195)
Carrying value based on the new standard	9,180
Financial assets as measured at FVTPL | Transfer from others
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount remeasured	(2,575)
Carrying value based on the new standard	(2,575)
Financial assets designated at fair value through profit or loss(IFRS9)
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	152,091
Carrying value based on the new standard	152,091
Financial assets designated at fair value through profit or loss(IFRS9) | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	0
Amount reclassified	0
Amount remeasured	0
Carrying value based on the new standard	0
Changes in retained earnings	0
Changes in other comprehensive income	0
Financial assets designated at fair value through profit or loss(IFRS9) | Transfer from financial assets designated at FVTPL
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	152,091
Carrying value based on the new standard	152,091
Financial assets at fair value through other comprehensive income
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	37,248,212
Carrying value based on the new standard	37,248,212
Changes in retained earnings	204,457
Changes in other comprehensive income	(204,457)
Financial assets at fair value through other comprehensive income | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	0
Amount reclassified	0
Amount remeasured	0
Carrying value based on the new standard	0
Changes in retained earnings	0
Changes in other comprehensive income	0
Financial assets at fair value through other comprehensive income | Transfer from AFS
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	37,248,212
Carrying value based on the new standard	37,248,212
Changes in retained earnings	204,457
Changes in other comprehensive income	(204,457)
Financial assets measured at amortized cost
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	24,424,867
Carrying value based on the new standard	24,424,867
Financial assets measured at amortized cost | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	0
Amount reclassified	0
Amount remeasured	0
Carrying value based on the new standard	0
Changes in retained earnings	0
Changes in other comprehensive income	0
Financial assets measured at amortized cost | Transfer from HTM
The reclassification of financial assets due to adoption of IFRS 9 [Line Items]
Amount reclassified	24,424,867
Carrying value based on the new standard	₩ 24,424,867